Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

The provision for income taxes in summarized as follows:

(Dollars in thousands)
	2011	2010	2009
Current	$2,141	512	3,059
Deferred	(678)	(523)	(1,720)
Total	$1,463	(11)	1,339

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2011	2010	2009
Pre-tax income at statutory rate (34%)	$2,251	622	1,447
Differences:
Tax exempt interest income	(1,052)	(721)	(429)
Nondeductible interest and other expense	62	58	38
Cash surrender value of life insurance	(101)	(87)	(89)
State taxes, net of federal benefits	233	(8)	100
Nondeductible capital losses	49	99	234
Other, net	21	26	38
Total	$1,463	(11)	1,339

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2011 and 2010.

(Dollars in thousands)
	2011	2010
Deferred tax assets:
Allowance for loan losses	$6,401	5,973
Accrued retirement expense	1,213	1,086
Other real estate	454	215
Other	204	335
Total gross deferred tax assets	8,272	7,609

Deferred tax liabilities:
Deferred loan fees	1,082	1,259
Premises and equipment	655	493
Unrealized gain (loss) on available for sale securities	1,964	(5)
Unrealized gain on cash flow hedges	-	252
Total gross deferred tax liabilities	3,701	1,999
Net deferred tax asset	$4,571	5,610